Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 50,308
Additions during the year	3,770	₱ 1,636	₱ 3,514
Disposals			(2,458)
Balances at end of the year	52,764	50,308
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	64,658	63,020
Additions during the year	3,485	1,636
Translation and other adjustments	(133)	2
Balances at end of the year	₱ 68,010	₱ 64,658	₱ 63,020